Segment Reporting - Schedule of Revenue from Business Operation (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenue from Business Operation [Line Items]
Revenue	$ 6,354,274	$ 6,186,645	$ 7,223,220
Cost of revenue and related tax	4,506,174	3,609,750	4,232,253
Gross profit	1,848,100	2,576,895	2,990,967
Selling expense	1,033,079	852,569	1,066,649
Depreciation and amortization	61,257	89,441	174,671
Total capital expenditures	50,794	10,876	95,020
Technological Development and Operation Service [Member]
Schedule of Revenue from Business Operation [Line Items]
Revenue	1,844,492	502,556	210,768
Cost of revenue and related tax	1,308,034	117,341	83,559
Gross profit	536,458	385,215	127,209
Selling expense	299,878	69,256	31,124
Depreciation and amortization	17,781	7,266	5,097
Total capital expenditures	14,744	883
Online Education Service [Member]
Schedule of Revenue from Business Operation [Line Items]
Revenue	4,509,782	5,684,089	7,012,452
Cost of revenue and related tax	3,198,140	3,492,409	4,148,694
Gross profit	1,311,642	2,191,680	2,863,758
Selling expense	733,201	783,313	1,035,525
Depreciation and amortization	43,476	82,175	169,574
Total capital expenditures	$ 36,050	$ 9,993	$ 95,020